Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Instruments [Abstract]
Derivative Instruments
11. Derivative Instruments
Derivative instruments consist of the following:

	June 30,	December 31,
	2011	2010
	(in thousands)
MHR Convertible Note	$6,895	11,166
MHR 2006 Warrants	1	646
August 2007 Warrants	82	481
August 2009 Warrants	2,553	7,807
June 2010 MHR Warrants	619	1,495
August 2010 Warrants	3,270	10,550
August 2010 MHR Waiver Warrants	630	1,961

	$14,050	$34,106

The fair value of the warrants that have exercise price reset features is estimated using an adjusted Black-Scholes model. The Company computes valuations each quarter, using Black-Scholes model calculations for such warrants to account for the various possibilities that could occur due to various circumstances that could arise in connection with the contractual terms of said instruments. The Company weights each Black-Scholes model calculation based on its estimation of the likelihood of the occurrence of each circumstance and adjusts relevant Black-Scholes model input to calculate the value of the derivative at the reporting date.
Embedded Conversion Feature of MHR Convertible Notes. The MHR Convertible Notes due to MHR contain a provision whereby the conversion price is adjustable upon the occurrence of certain events, including the issuance by Emisphere of common stock or common stock equivalents at a price which is lower than the current conversion price of the MHR Convertible Notes and lower than the current market price. However, the adjustment provision does not become effective until after the Company raises $10 million through the issuance of common stock or common stock equivalents at a price which is lower than the current conversion price of the convertible note and lower than the current market price during any consecutive 24 month period. The Company adopted the provisions of FASB ASC 815-40-15-5 effective January 1, 2009. Under FASB ASC 815-40-15-5, the embedded conversion feature is not considered indexed to the Company’s own stock and, therefore, does not meet the scope exception in FASB ASC 815-10-15 and thus needs to be accounted for as a derivative liability. The adoption of FASB ASC 815-40-15-5 requires recognition of the cumulative effect of a change in accounting principle to the opening balance of our accumulated deficit, additional paid in capital, and liability for derivative financial instruments. The liability has been presented as a non-current liability to correspond with its host contract, the MHR Convertible Notes. The fair value of the embedded conversion feature is estimated, at the end of each quarterly reporting period, using Black-Scholes models. The assumptions used in computing the fair value as of June 30, 2011 are a closing stock price of $0.90, conversion prices of $3.78 and $0.90, expected volatility of 137.75% over the remaining term of one year and three months and a risk-free rate of 0.19%. The fair value of the embedded conversion feature decreased by $0.9 million and $4.3 million for the three and six months ended June 30, 2011, respectively, which has been recognized in the accompanying statements of operations. The embedded conversion feature will be adjusted to estimated fair value for each future period they remain outstanding. See Note 10 for a further discussion of the MHR Convertible Notes.
MHR 2006 Warrants. In connection with the exercise of the MHR Option in April 2006 discussed in Note 9 above, the Company issued to MHR warrants to purchase 617,211 shares for proceeds of $0.6 million. The MHR 2006 Warrants have an original exercise price of $4.00 and are exercisable through September 26, 2011. The MHR 2006 Warrants have the same terms as the August 2007 Warrants (see below). The anti-dilution feature of the MHR 2006 Warrants was triggered in connection with the August 2007 Financing, resulting in an adjusted exercise price of $3.76. Based on the provisions of FASB ASC 815, Derivatives and Hedging, the MHR 2006 Warrants have been determined to be an embedded derivative instrument which must be separated from the host contract. The MHR 2006 Warrants contain the same potential cash settlement provisions as the August 2007 Financing Warrants and, therefore, they have been accounted for as a separate liability. The fair value of the MHR 2006 Warrants is estimated at the end of each quarterly period using Black-Scholes models. The assumptions used in computing the fair value as of June 30, 2011 are a closing stock price of $0.90, exercise price of $3.76, expected volatility of 112.93% over the remaining term of three months and a risk-free rate of 0.03%. The fair value of the MHR 2006 Warrants decreased by $0.1 million and $0.6 million for the three and six months ended June 30, 2011, respectively, which has been recognized in the accompanying statement of operations. The MHR 2006 Warrants will be adjusted to estimated fair value for each future period they remain outstanding.
August 2007 Warrants. In connection with an equity financing in August 2007 (the “ August 2007 Financing”), Emisphere sold warrants to purchase up to 400,000 shares of common stock (the “August 2007 Warrants”). Of these 400,000 warrants, 91,073 were sold to MHR. Each of the August 2007 Warrants were issued with an exercise price of $3.948 and expire on August 21, 2012. The August 2007 Warrants provide for certain anti-dilution protection as provided therein. Under the terms of the August 2007 Warrants, we have an obligation to make a cash payment to the holders of the August 2007 Warrants for any gain that could have been realized if the holders exercise the August 2007 Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such August 2007 Warrants have been exercised. Accordingly, the 2007 Warrants have been accounted for as a liability. The fair value of the warrants is estimated, at the end of each quarterly reporting period, using the Black-Scholes model. The assumptions used in computing the fair value as of June 30, 2011 are a closing stock price of $0.90, expected volatility of 140.41% over the remaining term of one year and two months and a risk-free rate of 0.19%.The fair value of the August 2007 Warrants decreased $0.1 million and $0.4 million for the three and six months ended June 30, 2011, respectively, which has been recognized in the accompanying statements of operations. The August 2007 Warrants will be adjusted to estimated fair value for each future period they remain outstanding.
August 2009 Warrants. In connection with an equity financing in August 2009 (the “August 2009 Financing”), Emisphere sold warrants to purchase 6.4 million shares of common stock to MHR (3.7 million) and other unrelated investors (2.7 million) (the “August 2009 Warrants”). The August 2009 Warrants were issued with an exercise price of $0.70 and expire on August 21, 2014. Under the terms of the August 2009 Warrants, we have an obligation to make a cash payment to the holders of the August 2009 Warrants for any gain that could have been realized if the holders exercise the August 2009 Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such August 2009 Warrants have been exercised. Accordingly, the August 2009 Warrants have been accounted for as a liability. The fair value of the August 2009 Warrants is estimated, at the end of each quarterly reporting period, using the Black-Scholes model. The assumptions used in computing the fair value as of June 30, 2011 are a closing stock price of $0.90, expected volatility of 122.86% over the remaining term of three years and two months and a risk-free rate of 0.81%. The fair value of the August 2009 Warrants decreased $1.6 million and $5.3 million for the three and six months ended June 30, 2011, respectively, which has been recognized in the accompanying statements of operations. The warrants will be adjusted to estimated fair value for each future period they remain outstanding. During the year ended December 31, 2010, the unrelated investors exercised their warrants to purchase up to 2,685,714 million shares of the Company’s common stock at an exercise price of $0.70, using the “cashless exercise” provision. The Company issued an aggregate of 1,966,937 shares to such holders in accordance with the terms of the cashless exercise provision. The Company calculated the fair value of the 2,685,714 exercised warrants on their respective exercise dates using the Black-Scholes model. The weighted average assumptions used in computing the fair values were a closing stock price of $1.91, expected volatility of 101.99% over the remaining contractual life of four years, three months and a risk-free rate of 1.46%. The fair value of the 2.7 million exercised warrants increased by $2.2 million from January 1, 2010 through the date of exercise which has been recognized in the accompanying statements of operations. The fair value of the derivative liabilities at the exercise dates of $4.3 million was reclassified to additional paid-in-capital. After these cashless exercises, warrants to purchase up to 3,729,323 shares of common stock, in the aggregate, remain outstanding.
June 2010 MHR Warrants. As consideration for its consent and limitation of rights in connection with the Novartis Agreement, the Company granted MHR warrants to purchase 865,000 shares of its common stock under the MHR Letter Agreement. The June 2010 MHR Warrants are exercisable at $2.90 per share and will expire on August 21, 2014. The June 2010 MHR Warrants provide for certain anti-dilution protection as provided therein. We have an obligation to make a cash payment to the holders of the warrants for any gain that could have been realized if the holders exercise the June 2010 MHR Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such June 2010 MHR Warrants have been exercised. Accordingly, the June 2010 MHR Warrants have been accounted for as a liability. Their fair value is estimated, at the end of each quarterly reporting period, using the Black-Scholes model. The Company estimated the fair value of the June 2010 MHR Warrants on the date of grant using Black-Scholes models to be $1.9 million, which triggered the recognition of extinguishment and restructuring accounting for the MHR Convertible Notes (see Notes 9 and 15). The assumptions used in computing the fair value of the June 2010 MHR Warrants at June 30, 2011 are closing stock prices of $0.90, $0.54, and $2.89, exercise prices of $0.90, $0.54, $2.89, and $2.90, expected volatility of 122.87% over the remaining three years and two months, and a risk-free rate of 0.81%. The fair value of the June 2010 MHR Warrants decreased by $0.2 million and $0.9 million for the three and six months ended June 30, 2011, respectively, which has been recognized in the accompanying statements of operations. The June 2010 MHR Warrants will be adjusted to estimated fair value for each future period they remain outstanding.
August 2010 Warrants. On August 25, 2010, the Company entered into a securities purchase agreement (together with the securities purchase agreement with MHR, as defined below, the “August 2010 Financing”) with certain institutional investors pursuant to which the Company agreed to sell an aggregate of 3,497,528 shares of its common stock and warrants to purchase a total of 2,623,146 additional shares of its common stock for total gross proceeds of $3,532,503. Each unit, consisting of one share of common stock and a warrant to purchase 0.75 shares of common stock, was sold at a purchase price of $1.01. The warrants to purchase additional shares are exercisable at a price of $1.26 per share and will expire five years from the date of issuance. In accordance with the terms of a registration rights agreement with the investors, the Company filed a registration statement on September 15, 2010, which was declared effective October 12, 2010. On August 25, 2010, the Company also announced that it had entered into a separate securities purchase agreement with MHR as part of the August 2010 Financing, pursuant to which the Company agreed to sell an aggregate of 3,497,528 shares of its common stock and warrants to purchase a total of 2,623,146 additional shares of its common stock for total gross proceeds of $3,532,503. Each unit, consisting of one share of common stock and a warrant to purchase 0.75 shares of common stock, was sold at a purchase price of $1.01. The warrants to purchase additional shares are exercisable at a price of $1.26 per share and will expire five years from the date of issuance. In connection with the August 2010 Financing, Emisphere sold warrants to purchase 5.2 million shares of common stock to MHR (2.6 million) and other unrelated investors (2.6 million) (the “August 2010 Warrants”). The August 2010 Warrants were issued with an exercise price of $1.26 and expire on August 26, 2015. Under the terms of the August 2010 Warrants, we have an obligation to make a cash payment to the holders of the August 2010 Warrants for any gain that could have been realized if the holders exercise the August 2010 Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such August 2010 Warrants have been exercised. Accordingly, the August 2010 Warrants have been accounted for as a liability. The fair value of the warrants is estimated, at the end of each quarterly reporting period, using the Black-Scholes model. On January 12, 2011, one of the unrelated investors notified the Company of its intention to exercise 0.2 million warrants. The Company received proceeds of $0.2 million from the exercise of these warrants. The Company calculated the fair value of the 0.2 million exercised warrants on January 12, 2011 using the Black-Scholes option pricing model. The assumptions used in computing the fair value as of January 12, 2011 are a closing stock price of $2.25, expected volatility of 107.30% over the remaining contractual life of four years and seven months and a risk-free rate of 1.99%. The fair value of the 0.2 million exercised warrants decreased by approximately $28,000 for the period from January 1, 2011 through January 12, 2011 which has been recognized in the accompanying statements of operations The assumptions used in computing the fair value of the remaining August 2010 Warrants as of June 30, 2011 are a closing stock price of $0.90, exercise price of $1.26, expected volatility of 113.31% over the remaining term of four years and two months, and a risk-free rate of 1.76%. The fair value of the August 2010 Warrants decreased by $2.1 million and $6.9 million for the three and six months ended June 30, 2011, respectively, which has been recognized in the accompanying statements of operations. The August 2010 Warrants will be adjusted to estimated fair value for each future period they remain outstanding.
August 2010 MHR Waiver Warrants. In connection with the August 2010 Financing, the Company entered into a waiver agreement with MHR (“Waiver Agreement”), pursuant to which MHR waived certain anti-dilution adjustment rights under the MHR Convertible Notes and certain warrants issued by the Company to MHR that would otherwise have been triggered by the August 2010 Financing. As consideration for such waiver, the Company issued to MHR warrants to purchase 975,000 shares of its common stock (the “August 2010 MHR Waiver Warrants”). The August 2010 MHR Waiver Warrants are in the same form of warrant as the August 2010 Warrants issued to MHR described above. Accordingly, the August 2010 MHR Waiver Warrants have been accounted for as a liability. The fair value of the August 2010 MHR Waiver Warrants is estimated, at the end of each quarterly reporting period, using Black-Scholes models. The Company estimated the fair value of the warrants on the date of grant using Black-Scholes models to be $0.8 million. The assumptions used in computing the fair value of the August 2010 MHR Waiver Warrants at June 30, 2011 are a closing stock price of $0.90, exercise price of $1.26, expected volatility of 113.31% over the term of four years and two months, and a risk free rate of 1.76%. The fair value of the August 2010 MHR Waiver Warrants decreased by $0.4 million and $1.3 million for the three and six months ended June 30, 2011, respectively, which has been recognized in the accompanying statements of operations. The August 2010 MHR Waiver Warrants will be adjusted to estimated fair value for each future period they remain outstanding.

9. Derivative Instruments
     Derivative instruments consist of the following:

	December 31,
	2010	2009
	(In thousands)
Elan Warrant	$—	$394
MHR Convertible Notes	11,166	4,591
MHR 2006 Warrants	646	213
August 2007 Warrants	481	141
August 2009 Warrants	7,807	5,092
August 2009 Placement Agent Warrants	—	349
June 2010 MHR Warrants	1,495	—
August 2010 Warrants	10,550	—
August 2010 MHR Waiver Warrants	1,961	—

	$34,106	$10,780

     The fair value of the warrants that have exercise price reset features is estimated using an adjusted Black-Scholes model. The Company computes valuations, each quarter, using Black-Scholes model calculations for such warrants to account for the various possibilities that could occur due to various circumstances that could arise in connection with the contractual terms of said instruments. The Company weights each Black-Scholes model calculation based on its estimation of the likelihood of the occurrence of each circumstance and adjusts relevant Black-Scholes model input to calculate the value of the derivative at the reporting date.
     Elan Warrant. In connection with a restructuring of debt in March 2005, we issued to Elan Corporation, plc (“Elan”) a warrant to purchase up to 600,000 shares of our common stock at an exercise price of $3.88 (the “Elan Warrant”). The Elan Warrant provides for adjustment of the exercise price upon the occurrence of certain events, including the issuance by Emisphere of common stock or common stock equivalents that have an effective price that is less than the exercise price of the warrant. The anti-dilution feature of the Elan Warrant was triggered in connection with an equity financing conducted in August 2007 (the “August 2007 Financing”), resulting in an adjustment to the exercise price to $3.76. The anti-dilution feature of the Elan Warrant was triggered again in connection with an equity financing conducted in August 2009 (the “August 2009 Financing), resulting in an adjustment to the exercise price to $0.4635. The Company adopted the provisions of FASB ASC 815-40-15-5 effective January 1, 2009. Under FASB ASC 815-40-15-5, the Elan Warrant is not considered indexed to the Company’s own stock and, therefore, does not meet the scope exception in FASB ASC 815-10-15 and thus needs to be accounted for as a derivative liability. On April 20, 2010, Elan notified the Company of its intention to exercise the Elan Warrant using the “cashless exercise” provision. The Company issued 518,206 shares of common stock to Elan in accordance with the terms of the cashless exercise provision on April 21, 2010. After the cashless exercise, the Elan Warrant is no longer outstanding. The Company calculated the fair value of the Elan warrants on April 21, 2010 using the Black-Scholes model. The assumptions used in computing the fair value as of April 21, 2010 are a closing stock price of $3.40, expected volatility of 89.91% over the remaining contractual life of four months and a risk-free rate of 0.16%. The fair value of the Elan warrants increased by $1.4 million and $0.3 million during the years ended December 31, 2010 and 2009, respectively, which has been recognized in the accompanying statements of operations. The fair value of the derivative liability at April 21, 2010 of $1.8 million was reclassified to additional paid-in-capital.
     Embedded Conversion Feature of MHR Convertible Notes. The MHR Convertible Notes due to MHR contain a provision whereby the conversion price is adjustable upon the occurrence of certain events, including the issuance by Emisphere of common stock or common stock equivalents at a price which is lower than the current conversion price of the MHR Convertible Notes and lower than the current market price. However, the adjustment provision does not become effective until after the Company raises $10 million through the issuance of common stock or common stock equivalents at a price which is lower than the current conversion price of the convertible note and lower than the current market price during any consecutive 24 month period. The Company adopted the provisions of FASB ASC 815-40-15-5 effective January 1, 2009. Under FASB ASC 815-40-15-5, the embedded conversion feature is not considered indexed to the Company’s own stock and, therefore, does not meet the scope exception in FASB ASC 815-10-15 and thus needs to be accounted for as a derivative liability. The adoption of FASB ASC 815-40-15-5 requires recognition of the cumulative effect of a change in accounting principle to the opening balance of our accumulated deficit, additional paid in capital, and liability for derivative financial instruments. The liability has been presented as a non-current liability to correspond with its host contract, the MHR Convertible Notes. The fair value of the embedded conversion feature is estimated, at the end of each quarterly reporting period, using Black-Scholes models. The assumptions used in computing the fair value as of December 31, 2010 are a closing stock price of $2.41, conversion prices of $3.78 and $2.41, expected volatility of 129.74% over the remaining term of one year and nine months and a risk-free rate of 0.61%. The fair value of the embedded conversion feature increased by $6.6 million during the year ended December 31, 2010 which has been recognized in the accompanying statements of operations. The embedded conversion feature will be adjusted to estimated fair value for each future period they remain outstanding. See Note 8 for a further discussion of the MHR Convertible Notes.
     MHR 2006 Warrants. In connection with the exercise in April 2006 of the MHR Option discussed in Note 8 above, the Company issued to MHR warrants to purchase 617,211 shares (the “MHR 2006 Warrants”) for proceeds of $0.6 million. The MHR 2006 Warrants have an original exercise price of $4.00 and are exercisable through September 26, 2011. The MHR 2006 Warrants have the same terms as the August 2007 Warrants (see below), with no limit upon adjustments to the exercise price. The anti-dilution feature of the MHR 2006 Warrants was triggered in connection with the August 2007 Financing, resulting in an adjusted exercise price of $3.76. Based on the provisions of FASB ASC 815, Derivatives and Hedging, the MHR 2006 Warrants have been determined to be an embedded derivative instrument which must be separated from the host contract. The MHR 2006 Warrants contain the same potential cash settlement provisions as the August 2007 Financing Warrants and, therefore, they have been accounted for as a separate liability. The fair value of the MHR 2006 Warrants is estimated, at the end of each quarterly period, using Black-Scholes models. The assumptions used in computing the fair value as of December 31, 2010 are a closing stock price of $2.41, exercise price of $3.76 and $2.41, expected volatility of 157.26% over the remaining term of nine months and a risk-free rate of 0.29%. The fair value of the MHR 2006 Warrants increased by $0.4 million and $0.1 million for the year ended December 31, 2010 and 2009, respectively and decreased $0.7 million for the year ended December 31, 2008, and the fluctuation has been recorded in the statement of operations. The MHR 2006 Warrants will be adjusted to estimated fair value for each future period they remain outstanding.
     August 2007 Warrants. In connection with the August 2007 Financing, Emisphere sold warrants to purchase up to 400,000 shares of common stock (the “August 2007 Warrants”). Of these 400,000 warrants, 91,073 were sold to MHR. Each of the August 2007 Warrants were issued with an exercise price of $3.948 and expire on August 21, 2012. The August 2007 Warrants provide for certain anti-dilution protection as provided therein. Under the terms of the August 2007 Warrants, we have an obligation to make a cash payment to the holders of the August 2007 Warrants for any gain that could have been realized if the holders exercise the August 2007 Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such August 2007 Warrants have been exercised. Accordingly, the 2007 Warrants have been accounted for as a liability. The fair value of the warrants is estimated, at the end of each quarterly reporting period, using the Black-Scholes model. The August 2007 Warrants were accounted for with an initial value of $1.0 million on August 22, 2007. The assumptions used in computing the fair value as of December 31, 2010 are a closing stock price of $2.41, expected volatility of 130.99% over the remaining term of one year and eight months and a risk-free rate of 0.61%.
     The fair value of the August 2007 Warrants increased $0.3 million and $0.02 million for the years ended December 31, 2010 and December 31, 2009, respectively and decreased by $0.4 million for the year ended December 31, 2008, and the fluctuations have been recorded in the statements of operations. The August 2007 Warrants will be adjusted to estimated fair value for each future period they remain outstanding.
     August 2009 Warrants. In connection with the August 2009 offering, Emisphere sold warrants to purchase 6.4 million shares of common stock to MHR (3.7 million) and other unrelated investors (2.7 million) (the “August 2009 Warrants”). The August 2009 Warrants were issued with an exercise price of $0.70 and expire on August 21, 2014. Under the terms of the August 2009 Warrants, we have an obligation to make a cash payment to the holders of the August 2009 Warrants for any gain that could have been realized if the holders exercise the August 2009 Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such August 2009 Warrants have been exercised. Accordingly, the August 2009 Warrants have been accounted for as a liability. The fair value of the August 2009 Warrants is estimated, at the end of each quarterly reporting period, using the Black-Scholes model. The assumptions used in computing the fair value as of December 31, 2010 are a closing stock price of $2.41, expected volatility of 115.01% over the remaining term of three years and eight months and a risk-free rate of 1.02%. The fair value of the August 2009 Warrants increased $4.8 million for the year ended December 31, 2010 and $0.85 million from the commitment date of August 19, 2009 through December 31, 2009, and the fluctuation has been recorded in the statements of operations. The warrants will be adjusted to estimated fair value for each future period they remain outstanding. During the year ended December 31, 2010, certain holders of the August 2009 Warrants notified the Company of their intention to exercise their warrants to purchase up to 2,685,714 shares of the Company’s common stock at an exercise price of $0.70, using the “cashless exercise” provision. The Company issued an aggregate 1,966,937 such holders in accordance with the terms of the cashless exercise provision. The Company calculated the fair value of the 2,685,714 exercised warrants on their respective exercise dates using the Black-Scholes model. The weighted average assumptions used in computing the fair values were a closing stock price of $1.91, expected volatility of 101.99% over the remaining contractual life of four years and three months and a risk-free rate of 1.46%. The fair value of the 2.7 million exercised warrants increased by $2.2 million from January 1, 2010 through the date of exercise which has been recognized in the accompanying statements of operations. The fair value of the derivative liabilities at the exercise dates of $4.3 million was reclassified to additional paid-in-capital. After these cashless exercises, warrants to purchase up to 3,729,323 shares of common stock, in the aggregate, remain outstanding.
     August 2009 Placement Agent Warrants. In connection with the August 2009 Financing, Emisphere issued to the placement agent, as part of the compensation for acting as placement agent for the August 2009 offering, warrants to purchase 504,000 shares of common stock (the “August 2009 Placement Agent Warrants”). The August 2009 Placement Agent Warrants were issued with an exercise price of $0.875 and expire on October 1, 2012. Under the terms of the August 2009 Placement Agent Warrants, we have an obligation to make a cash payment to the holders of the August 2009 Placement Agent Warrants for any gain that could have been realized if the holders exercise the August 2009 Placement Agent Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such August 2009 Placement Agent Warrants have been exercised. Accordingly, the August 2009 Placement Agent Warrants have been accounted for as a liability. The fair value of the warrants are estimated, at the end of each quarterly reporting period, using the Black-Scholes model. On April 1, 2010, the holder of the August 2009 Placement Agent Warrants notified the Company of its intention to exercise a portion of the warrants using the “cashless exercise” provision. The Company issued 297,636 shares of common stock to such holder in accordance with the terms of the cashless exercise provision on April 5, 2010. After this cashless exercise, warrants to purchase 37,800 shares of common stock remained outstanding. On April 28, 2010, the holder of the August 2009 Placement Agent Warrants notified the Company of its intention to exercise the remaining outstanding portion of the August 2009 Placement Agent Warrants using the “cashless exercise” provision. The Company issued an additional 27,192 shares of common stock to the purchase agent on April 30, 2010. After this cashless exercise, the August 2009 Placement Agent Warrants are no longer outstanding. The Company calculated the fair value of the 466,200 August 2009 Placement Agent Warrants on April 2, 2010 using the Black-Scholes model. The assumptions used in computing the fair value as of April 2, 2010 are a closing stock price of $2.40, expected volatility of 104.70% over the remaining contractual life of two years and six months and a risk-free rate of 1.11%. The fair value of the 466,200 August 2009 Placement Agent Warrants increased by $0.6 million from January 1, 2010 to the date of exercise which has been recognized in the accompanying statements of operations. The fair value of the derivative liability from the 466,200 August 2009 Placement Agent Warrants at April 2, 2010 of $0.9 million was reclassified to additional paid-in-capital. The Company calculated the fair value of the 37,800 August 2009 Placement Agent Warrants on April 29, 2010 using the Black-Scholes model. The assumptions used in computing the fair value as of April 29, 2010 are a closing stock price of $3.05, expected volatility of 107.10% over the remaining contractual life of two years and five months and a risk-free rate of 1.11%. The fair value of the 37,800 August 2009 Placement Agent Warrants increased by $46 thousand from January 1, 2010 to the date of exercise which has been recognized in the accompany statements of operations. The fair value of the derivative liability from the 37,800 August 2009 Placement Agent Warrants at April 29, 2010 of $0.1 million was reclassified to additional paid-in-capital.
     June 2010 MHR Warrants. As consideration for its consent and limitation of rights in connection with the Novartis Agreement, the Company granted MHR warrants to purchase 865,000 shares of its common stock (the “June 2010 MHR Warrants”) under the MHR Letter Agreement. The June 2010 MHR Warrants are exercisable at $2.90 per share and will expire on August 21, 2014. The June 2010 MHR Warrants provide for certain anti-dilution protection as provided therein. We have an obligation to make a cash payment to the holders of the warrants for any gain that could have been realized if the holders exercise the June 2010 MHR Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such June 2010 MHR Warrants have been exercised. Accordingly, the June 2010 MHR Warrants have been accounted for as a liability. Their fair value is estimated, at the end of each quarterly reporting period, using the Black-Scholes model. The Company estimated the fair value of the June 2010 MHR Warrants on the date of grant using Black-Scholes models to be $1.9 million, which triggered the recognition of extinguishment and restructuring accounting for the MHR Convertible Notes (see Notes 8 and 19). The assumptions used in computing the fair value of the June 2010 MHR Warrants at December 31, 2010 are closing stock prices of $2.41, $0.42, and $2.89, exercise prices of $2.41, $0.42, $2.89, and $2.90, expected volatility of 115.01% over the remaining three years and eight months and a risk-free rate of 1.02%. The fair value of the June 2010 MHR Warrants decreased by $0.4 million through December 31, 2010, and the fluctuation has been recorded in the statements of operations. The June 2010 MHR Warrants will be adjusted to estimated fair value for each future period they remain outstanding.
     August 2010 Warrants. In connection with the August 2010 Financing, Emisphere sold warrants to purchase 5.2 million shares of common stock to MHR (2.6 million) and other unrelated investors (2.6 million) (the “August 2010 Warrants”). The August 2010 Warrants were issued with an exercise price of $1.26 and expire on August 26, 2015. Under the terms of the August 2010 Warrants, we have an obligation to make a cash payment to the holders of the August 2010 Warrants for any gain that could have been realized if the holders exercise the August 2010 Warrants and we subsequently fail to deliver a certificate representing the shares to be issued upon such exercise by the third trading day after such August 2010 Warrants have been exercised. Accordingly, the August 2010 Warrants have been accounted for as a liability. The fair value of the warrants is estimated, at the end of each quarterly reporting period, using the Black-Scholes model. The assumptions used in computing the fair value as of December 31, 2010 are a closing stock price of $2.41, expected volatility of 107.32% over the remaining term of four years and eight months and a risk-free rate of 2.01%. The fair value of the August 2010 Warrants were valued at $4.1 million at the commitment dated of August 26, 2010 and increased by $6.4 million through December 31, 2010, and the fluctuation has been recorded in the statements of operations. The August 2010 Warrants will be adjusted to estimated fair value for each future period they remain outstanding.
     August 2010 MHR Waiver Warrants. In connection with the August 2010 Financing, the Company entered into a waiver agreement with MHR (“Waiver Agreement”), pursuant to which MHR waived certain anti-dilution adjustment rights under the MHR Convertible Notes and certain warrants issued by the Company to MHR that would otherwise have been triggered by the August 2010 Financing. As consideration for such waiver, the Company issued to MHR warrants to purchase 975,000 shares of its common stock (the “August 2010 MHR Waiver Warrants”). The August 2010 MHR Waiver Warrants are in the same form of warrant as the August 2010 Warrants issued to MHR described above. Accordingly, the August 2010 MHR Waiver Warrants have been accounted for as a liability. The fair value of the August 2010 MHR Waiver Warrants is estimated, at the end of each quarterly reporting period, using Black-Scholes models. The Company estimated the fair value of the warrants on the date of grant using Black-Scholes models to be $0.8 million. The assumptions used in computing the fair value of the August 2010 MHR Waiver Warrants at December 31, 2010 are a closing stock price of $2.41, exercise price of $1.26, expected volatility of 107.32% over the term of four years and eight months and a risk free rate of 2.01%. The fair value of the August 2010 MHR Waiver Warrants increased by $1.2 million through December 31, 2010, and the fluctuation has been recorded in the statements of operations. The August 2010 MHR Waiver Warrants will be adjusted to estimated fair value for each future period they remain outstanding.